May 7, 2010

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549-1004
Attn: Filing Desk, STOP 1-4

EDGARLINK

Re:	Comm Bancorp, Inc. Report on Form 8-K Commission File #0-17455

Dear Sir or Madam:

In accordance with the Securities and Exchange Act of 1934, we are filing a copy of Form 8-K with respect to this company. Such filing has been made electronically via EDGARLINK.

Sincerely,

/s/Scott A. Seasock
Scott A. Seasock
Executive Vice President
and Chief Financial Officer
(Principal Financial Officer)

enclosures

SAS/jf